Acquisitions	12 Months Ended
Dec. 31, 2014
Virtu Financial, LLC and subsidiaries
Acquisitions

3. Acquisitions

On September 14, 2012, the Company acquired the European Exchange‑traded funds (“ETF”) Market Making assets of Nyenburgh Holding B.V., (“Nyenburgh”) which include market making relationships with European ETF issuers and trading relationships with over‑the‑counter counterparties. The total purchase of $2.3 million was comprised of $1.9 million in cash and an equity award to a shareholder of Nyenburgh with a fair value of $0.4 million. The total purchase price was allocated to intangible assets of $1.9 million and goodwill of $0.4 million.